INCOME TAXES	12 Months Ended
Aug. 31, 2024
Disclosure of income tax [Abstract]
INCOME TAXES [Text Block]

18. INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2024	2023

Loss before income taxes	$4,576	$5,621

Income tax recovery at statutory rates	(1,235)	(1,518)
Difference of foreign tax rates	(3)	(7)
Non-deductible expenses and non-taxable portion of capital gains	733	921
Changes in unrecognized deferred tax assets and other	536	646
Income tax expense	31	42

Income tax expense consists of:
Current income taxes	$-	$-
Deferred income taxes	31	42
	$31	$42

The gross movement on the net deferred income tax account is as follows:

	2024	2023
Deferred tax liability at the beginning of the year	$-	$-
Tax expense relating to the loss from continuing operations	(31)	(42)
Tax recovery relating to components of other comprehensive loss	31	42
Deferred tax liability at the end of the year	$-	$-

The significant components of the Company's net deferred income tax liabilities are as follows:

	2024	2023
Mineral properties	$(2,221)	$(2,090)
Loss carry-forwards	2,221	2,090
	$-	$-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:
	2024	2023
Tax Losses:
Operating loss carry-forwards - Canada	$162,555	$158,670
Operating loss carry-forwards - South Africa	112,981	133,524
	$275,536	$292,194

Temporary Differences:
Mineral properties	$7,416	$7,394
Financing Costs	1,272	1,948
Property, plant and equipment	692	675
Foreign Exchange	27,807	-
Other	1,244	1,111
	$38,431	$11,128

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at August 31, 2024 was $17.9 million (2023 - $Nil).

The Company's Canadian operating loss carry-forwards expire between 2026 and 2040.  The Company's South African operating loss carry-forwards do not expire.  The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.